EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY.
EQUITY

NOTE 16 – EQUITY

a)    Share capital

As of 31 December 2023, the Group’s authorised and paid-in share capital consists of 325,998,290 (2022:325,998,290) shares with TRY0.2 (2022: TRY0.2) nominal value each. The historic value of paid-in capital is TRY65,200 thousand as of 31 December 2023 and 2022. As of 31 December 2023, 40,000,000 of the shares consist of A group shares (owned by Hanzade Vasfiye Doğan Boyner) and the remaining 285,998,290 shares are B group shares (owned by Hanzade Vasfiye Doğan Boyner and other shareholders).

In Ordinary and Extraordinary General Assembly meetings, each Class A share grants 15 (fifteen) votes to the shareholders who own these shares and each of Class B share grants one vote to the shareholders, provided that provisions of the Turkish Commercial Code are reserved.

NOTE 16 – EQUITY (Continued)

a)    Share capital (Continued)

Share capital (restated values of shares) as of 31 December 2023 and 2022 is as follows:

	2023	Share (%)	2022	Share (%)

TurkCommerce B.V.	65,579	13%	72,660	15%
Hanzade Vasfiye Doğan Boyner	106,867	21%	106,867	21%
Vuslat Doğan Sabancı	74,248	15%	74,248	15%
Yaşar Begümhan Doğan Faralyalı	74,248	15%	74,248	15%
Arzuhan Doğan Yalçındağ	67,719	14%	67,719	14%
Işıl Doğan	3,109	<1%	3,109	<1%
Other (*)	7,081	1%	—	—
Public shares	99,810	20%	99,810	20%

	498,661	100	498,661	100

(*) Represents the nominal value of treasury shares acquired.

b)    Share premium

Share premium as of 31 December 2023 and 2022 is as follows:

	2023	2022

Share premium	14,483,368	14,483,368

	14,483,368	14,483,368

Increase in share capital and share premium

At the extraordinary General Assembly meeting (“GAM”) dated 25 May 2021, it was decided that the Company adopts the registered capital system as per the provisions of the Turkish Commercial Code numbered 6102 and nominal value of each share has been determined as TRY0.20. Upon this GAM, the issued share capital of the Company was divided into 284,328,290 registered shares each with a nominal value of TRY0.20.

In accordance with the authorization granted at the GAM dated 25 May 2021, the Board of Directors decided on 5 July 2021 to increase the share capital of the Company by TRY27,803 thousand reaching to TRY498,661 thousand through injection of additional capital. In addition to the capital increase, it was decided to undertake a share premium of TRY13,704,054 thousand and to issue 41,670,000 class B shares with premium.

On 6 July 2021, the Group received TRY13,731,857 thousand proceeds from the IPO on Nasdaq and TRY27,803 thousand was accounted as a capital increase since the IPO completed through capital increase and TRY13,588,633 thousand was accounted as a share premium, after deducting transaction costs. The Group incurred TRY180,092 thousand of transaction costs directly related to the offering and TRY115,421 thousand of transaction costs netted off from share premium.

NOTE 16 – EQUITY (Continued)

c)    Treasury shares

According to a contribution agreement entered into between the Company and TurkCommerce B.V. on 28 September 2023, TurkCommerce B.V. agreed to contribute TRY121,820 thousand (USD3,975 thousand) towards the settlement amount (Note 14) and the Company agreed to purchase 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. against payment of TRY169,843 thousand (USD5,732 thousand) which was partially offset by the 121,820 thousand settlement contribution amount owed by TurkCommerce B.V. The share buyback was approved by the Board of Directors on 22 August 2023. The transaction regarding acquisition of 4,615,384 Class B ordinary shares of the Company from TurkCommerce B.V. was completed on 18 October 2023.

The Class B ordinary shares purchased in this transaction are expected to be delivered to share based payment plan participants under the Company’s Revised Incentive Plan adopted by the Board of Directors on 24 April 2023.